Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting, Measurement Disclosures [Abstract]
Revenue and operating cash flow by segment
The amounts presented below represent 100% of each of our reportable segment’s revenue and Adjusted OIBDA. As we have the ability to control Telenet and Liberty Puerto Rico, we consolidate 100% of the revenue and expenses of these entities in our consolidated statements of operations despite the fact that third parties own significant interests in these entities. The noncontrolling owners’ interests in the operating results of Telenet, Liberty Puerto Rico and other less significant majority-owned subsidiaries are reflected in net earnings or loss attributable to noncontrolling interests in our consolidated statements of operations.

	Year ended December 31,
	2014		2013		2012
	Revenue	Adjusted OIBDA	Revenue	Adjusted OIBDA	Revenue	Adjusted OIBDA
	in millions
European Operations Division:
U.K./Ireland (a)	$7,409.9	$3,235.7	$4,117.4	$1,742.8	$426.4	$189.1
The Netherlands (b)	1,498.5	857.9	1,242.4	721.7	1,229.1	737.1
Germany	2,711.5	1,678.2	2,559.2	1,541.1	2,311.0	1,364.3
Belgium	2,279.4	1,125.0	2,185.9	1,049.4	1,918.0	940.7
Switzerland/Austria	1,846.1	1,056.4	1,767.1	1,005.7	1,681.8	936.5
Total Western Europe	15,745.4	7,953.2	11,872.0	6,060.7	7,566.3	4,167.7
Central and Eastern Europe	1,259.5	583.0	1,272.0	584.5	1,231.2	589.2
Central and other	(7.1)	(282.7)	(0.4)	(239.1)	1.5	(195.7)
Total European Operations Division	16,997.8	8,253.5	13,143.6	6,406.1	8,799.0	4,561.2
LiLAC Division:
Chile	898.5	351.0	991.6	353.6	940.6	314.2
Puerto Rico	306.1	128.9	297.2	107.3	145.5	52.9
Total LiLAC Division	1,204.6	479.9	1,288.8	460.9	1,086.1	367.1
Corporate and other	70.8	(215.1)	77.1	(171.1)	78.6	(136.0)
Intersegment eliminations (c)	(24.9)	4.0	(35.3)	44.8	(32.9)	38.6
Total	$18,248.3	$8,522.3	$14,474.2	$6,740.7	$9,930.8	$4,830.9

______________

(a)	The amounts presented for 2013 include the post-acquisition revenue and Adjusted OIBDA of Virgin Media from June 8, 2013 through December 31, 2013.

(b)	The amounts presented for 2014 include the post-acquisition revenue and Adjusted OIBDA of Ziggo from November 12, 2014 through December 31, 2014.

(c)
The intersegment eliminations that are applicable to revenue are primarily related to transactions between our European Operations Division and our continuing programming operations. The intersegment eliminations that are applicable to Adjusted OIBDA are related to transactions between our European Operations Division and the Chellomedia Disposal Group, which eliminations are no longer recorded following the completion of the Chellomedia Transaction on January 31, 2014.

Reconciliation of total segment operating cash flow from continuing operations to loss from continuing operations before income taxes
.

(b)	The amounts presented for 2014 include the post-acquisition revenue and Adjusted OIBDA of Ziggo from November 12, 2014 through December 31, 2014.

(c)
The intersegment eliminations that are applicable to revenue are primarily related to transactions between our European Operations Division and our continuing programming operations. The intersegment eliminations that are applicable to Adjusted OIBDA are related to transactions between our European Operations Division and the Chellomedia Disposal Group, which eliminations are no longer recorded following the completion of the Chellomedia Transaction on January 31, 2014.

The following table provides a reconciliation of total segment Adjusted OIBDA from continuing operations to loss from continuing operations before income taxes:

	Year ended December 31,
	2014	2013	2012
	in millions
Total segment Adjusted OIBDA from continuing operations	$8,522.3	$6,740.7	$4,830.9
Share-based compensation expense	(257.2)	(300.7)	(110.1)
Depreciation and amortization	(5,500.1)	(4,276.4)	(2,661.5)
Release of litigation provision	—	146.0	—
Impairment, restructuring and other operating items, net	(536.8)	(297.5)	(76.2)
Operating income	2,228.2	2,012.1	1,983.1
Interest expense	(2,544.7)	(2,286.9)	(1,673.6)
Interest and dividend income	31.7	113.1	42.1
Realized and unrealized gains (losses) on derivative instruments, net	88.8	(1,020.4)	(1,070.3)
Foreign currency transaction gains (losses), net	(836.5)	349.3	438.4
Realized and unrealized gains (losses) due to changes in fair values of certain investments, net	205.2	524.1	(10.2)
Losses on debt modification, extinguishment and conversion, net	(186.2)	(212.2)	(213.8)
Other expense, net	(42.4)	(5.6)	(4.6)
Loss from continuing operations before income taxes	$(1,055.9)	$(526.5)	$(508.9)

Balance sheet data of reportable segments
Selected balance sheet data of our reportable segments is set forth below:

	Long-lived assets		Total assets
	December 31,		December 31,
	2014	2013	2014	2013
	in millions
European Operations Division:
U.K./Ireland	$21,754.2	$24,322.1	$25,487.2	$30,598.8
The Netherlands	17,092.7	2,496.5	17,387.0	2,845.3
Germany	9,117.9	10,754.7	9,512.8	11,968.2
Belgium	4,149.5	4,737.4	4,828.8	5,909.2
Switzerland/Austria	5,300.9	5,961.8	5,643.9	6,484.8
Total Western Europe	57,415.2	48,272.5	62,859.7	57,806.3
Central and Eastern Europe	2,459.9	2,898.7	2,566.4	3,127.4
Central and other	499.4	463.5	2,613.2	1,639.1
Total European Operations Division	60,374.5	51,634.7	68,039.3	62,572.8
LiLAC Division:
Chile	1,017.3	1,139.7	1,513.2	1,628.9
Puerto Rico	1,128.3	1,131.9	1,209.0	1,195.7
Total LiLAC Division	2,145.6	2,271.6	2,722.2	2,824.6
Corporate and other	68.9	83.0	2,080.4	1,564.6
Total - continuing operations	62,589.0	53,989.3	72,841.9	66,962.0
Discontinued operation (a)	—	513.6	—	752.3
Total	$62,589.0	$54,502.9	$72,841.9	$67,714.3

______________

(a)	At December 31, 2013, the long-lived assets and total assets of the Chellomedia Disposal Group are presented in long-term assets of discontinued operation in our consolidated balance sheet.

Capital expenditures of reportable segments
The property and equipment additions of our reportable segments (including capital additions financed under vendor financing or capital lease arrangements) are presented below and reconciled to the capital expenditure amounts included in our consolidated statements of cash flows. For additional information concerning capital additions financed under vendor financing and capital lease arrangements, see note 9.

	Year ended December 31,
	2014	2013	2012
	in millions
European Operations Division:
U.K./Ireland (a)	$1,506.7	$827.5	$74.5
The Netherlands (b)	268.0	242.4	221.8
Germany	574.5	543.4	559.5
Belgium	448.9	453.7	440.0
Switzerland/Austria	327.2	306.4	292.8
Total Western Europe	3,125.3	2,373.4	1,588.6
Central and Eastern Europe	264.8	271.6	248.7
Central and other	257.9	256.0	144.3
Total European Operations Division	3,648.0	2,901.0	1,981.6
LiLAC Division:
Chile	195.8	188.5	243.4
Puerto Rico	60.4	65.8	25.5
Total LiLAC Division	256.2	254.3	268.9
Corporate and other	5.0	6.3	8.1
Property and equipment additions	3,909.2	3,161.6	2,258.6
Assets acquired under capital-related vendor financing arrangements	(975.3)	(573.5)	(246.5)
Assets acquired under capital leases	(127.2)	(143.0)	(63.1)
Changes in current liabilities related to capital expenditures	(122.3)	36.4	(80.7)
Total capital expenditures	$2,684.4	$2,481.5	$1,868.3
______________

(a)	The amount presented for 2013 includes the post-acquisition property and equipment additions of Virgin Media from June 8, 2013 through December 31, 2013.

(b)	The amount presented for 2014 includes the post-acquisition property and equipment additions of Ziggo from November 12, 2014 through December 31, 2014.

Revenue by major category
Our revenue by major category is set forth below:

	Year ended December 31,
	2014	2013	2012
	in millions
Subscription revenue (a):
Video	$6,544.0	$5,724.1	$4,637.6
Broadband internet	4,724.6	3,538.7	2,407.0
Fixed-line telephony	3,261.4	2,508.5	1,518.9
Cable subscription revenue	14,530.0	11,771.3	8,563.5
Mobile subscription revenue (b)	1,085.6	669.9	131.5
Total subscription revenue	15,615.6	12,441.2	8,695.0
B2B revenue (c)	1,517.9	986.9	467.9
Other revenue (b) (d)	1,114.8	1,046.1	767.9
Total	$18,248.3	$14,474.2	$9,930.8
_______________

(a)
Subscription revenue includes amounts received from subscribers for ongoing services, excluding installation fees and late fees. Subscription revenue from subscribers who purchase bundled services at a discounted rate is generally allocated proportionally to each service based on the standalone price for each individual service. As a result, changes in the standalone pricing of our cable and mobile products or the composition of bundles can contribute to changes in our product revenue categories from period to period.

(b)
Mobile subscription revenue excludes mobile interconnect revenue of $245.0 million, $175.2 million and $35.1 million during 2014, 2013 and 2012, respectively. Mobile interconnect revenue and revenue from mobile handset sales are included in other revenue.

(c)
B2B revenue includes revenue from business broadband internet, video, voice, wireless and data services offered to medium to large enterprises and, on a wholesale basis, to other operators. We also provide services to certain small office and home office (SOHO) subscribers. SOHO subscribers pay a premium price to receive enhanced service levels along with video, broadband internet, fixed-line telephony or mobile services that are the same or similar to the mass marketed products offered to our residential subscribers. Revenue from SOHO subscribers, which aggregated $204.1 million, $152.5 million and $59.7 million during 2014, 2013 and 2012, respectively, is included in cable subscription revenue.

(d)	Other revenue includes, among other items, interconnect, installation and carriage fee revenue.

Revenue by geographic segments
The revenue of our geographic segments is set forth below:

	Year ended December 31,
	2014	2013	2012
	in millions
European Operations Division:
U.K. (a)	$6,941.1	$3,653.7	$—
Germany	2,711.5	2,559.2	2,311.0
Belgium	2,279.4	2,185.9	1,918.0
Switzerland	1,414.4	1,332.1	1,259.8
The Netherlands (b)	1,498.5	1,242.4	1,229.1
Ireland	468.8	463.7	426.4
Poland	469.9	460.4	450.0
Austria	431.7	435.0	422.0
Hungary	310.2	313.8	298.9
The Czech Republic	221.0	248.9	253.4
Romania	173.3	163.8	149.4
Slovakia	74.5	74.6	70.5
Other	3.5	10.1	10.5
Total European Operations Division	16,997.8	13,143.6	8,799.0
LiLAC Division:
Chile	898.5	991.6	940.6
Puerto Rico	306.1	297.2	145.5
Total LiLAC Division	1,204.6	1,288.8	1,086.1
Other, including intersegment eliminations	45.9	41.8	45.7
Total	$18,248.3	$14,474.2	$9,930.8
_______________

(a)	The amount presented for 2013 reflects the post-acquisition revenue of Virgin Media from June 8, 2013 through December 31, 2013.

(b)	The amount presented for 2014 reflects the post-acquisition revenue of Ziggo from November 12, 2014 through December 31, 2014.

Long-lived assets by geographic segments
The long-lived assets of our geographic segments are set forth below:

	December 31,
	2014	2013
	in millions
European Operations Division:
U.K.	$21,098.3	$23,570.6
The Netherlands	17,092.7	2,496.5
Germany	9,117.9	10,754.7
Switzerland	4,218.9	4,745.7
Belgium	4,149.5	4,737.4
Austria	1,082.0	1,216.1
Poland	983.5	1,178.5
Ireland	655.9	751.5
The Czech Republic	580.4	679.7
Hungary	535.7	640.6
Romania	209.1	226.0
Slovakia	110.5	131.0
Other (a)	540.1	506.4
Total European Operations Division	60,374.5	51,634.7
LiLAC Division:
Puerto Rico	1,128.3	1,131.9
Chile	1,017.3	1,139.7
Total LiLAC Division	2,145.6	2,271.6
U.S. and other (b)	68.9	83.0
Total - continuing operations	62,589.0	53,989.3
Discontinued operation (c)	—	513.6
Total	$62,589.0	$54,502.9
_______________

(a)	Primarily represents long-lived assets of the European Operations Division’s central operations, which are located in the Netherlands.

(b)	Primarily represents the assets of our corporate offices.

(c)	At December 31, 2013, the long-lived assets of the Chellomedia Disposal Group are presented in long-term assets of discontinued operation in our consolidated balance sheet.